SCHEDULE OF ROLL FORWARD OF EDGEAI (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Balance on January 1, 2025
Acquisition of EDGEAI with BTC	318,633
Gain on fair value changes of cryptocurrencies	83,330 [1]
Balance on December 31, 2025	$ 401,963

[1]	Cryptocurrencies (consisting solely of EDGEAI on December 31, 2025) are measured at fair value at the reporting date. EDGEAI are native tokens operating on the EDGEAI Mainnet. The fair value of EDGEAI is determined using the quoted closing median price of the cryptocurrency on the Company’s principal market as of December 31, 2025, adjusted for a lack of marketability discount, which is a significant unobservable input estimated based on historical transaction data. Accordingly, this fair value measurement is classified as Level 3 under the fair value hierarchy. Changes in fair value between reporting dates are recognized immediately in the consolidated statements of operations within “Other income (expenses) – Gain on fair value changes of cryptocurrencies.”